FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT (Tables)	6 Months Ended
Jun. 30, 2023
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Schedule of financial instruments by category

All transactions with financial instruments are recognized for accounting purposes and classified in the following categories:

		June 30,	December 31,
	Note	2023	2022
Assets
Amortized cost
Cash and cash equivalents	5	11,860,415	9,505,951
Trade accounts receivable	7	6,488,192	9,607,012
Dividends receivable	11		7,334
Other assets (1)		788,401	931,173
		19,137,008	20,051,470
Fair value through other comprehensive income
Investments - Celluforce	14.1	23,541	24,917
		23,541	24,917
Fair value through profit or loss
Derivative financial instruments	4.5.1	5,479,787	4,873,749
Marketable securities	6	8,354,870	7,965,742
		13,834,657	12,839,491
		32,995,206	32,915,878
Liabilities
Amortized cost
Trade accounts payable	17	6,347,954	6,206,570
Loans, financing and debentures	18.1	74,532,331	74,574,591
Lease liabilities	19.2	6,195,984	6,182,530
Liabilities for assets acquisitions and subsidiaries	23	280,864	2,062,322
Dividends payable	11	2,678	5,094
Other liabilities (1)		137,148	147,920
		87,496,959	89,179,027
Fair value through profit or loss
Derivative financial instruments	4.5.1	2,218,716	4,846,795
		2,218,716	4,846,795
		89,715,675	94,025,822
		56,720,469	61,109,944

1)Does not include items not classified as financial instruments.

Summary of estimated fair value of loans and financing

The estimated fair values of loans and financing are set forth below:

	Yield used
	to discount/	June 30,	December 31,
	methodology	2023	2022
Quoted in the secondary market
In foreign currency
Bonds	Secondary Market	37,361,853	40,309,832
Estimated present value
In foreign currency
Export credits (“Prepayment”)	LIBOR	16,760,316	17,724,315
Assets Financing	SOFR	217,540	138,644
IFC - International Finance Corporation	SOFR	3,105,751
In local currency
BNDES – TJLP	DI 1	230,227	292,487
BNDES – TLP	DI 1	1,971,409	1,393,010
BNDES – Fixed	DI 1	10,219	21,656
BNDES – SELIC (“Special Settlement and Custody System”)	DI 1	644,710	575,129
BNDES - Currency basket	DI 1	4,122	10,866
CRA (“Agribusiness Receivables Certificate”)	DI 1/IPCA	1,264,031	1,835,336
Debentures	DI 1	6,663,101	5,643,440
NCE (“Export Credit Notes”)	DI 1	1,381,393	1,384,396
NCR (“Rural Credit Notes”)	DI 1	293,475	294,089
Export credits (“Prepayment”)	DI 1	1,303,156	1,320,415
		71,211,303	70,943,615

Schedule of contractual maturities of financial liabilities

The remaining contractual maturities of financial liabilities are presented as of the balance sheet date. The amounts as set forth below consist of undiscounted cash flow, and include interest payments and exchange rate variations, and therefore may not reconcile with the amounts disclosed in the balance sheet.

	June 30,
	2023
	Book	Future	Up to 1	1 - 2		More than
	value	value	year	years	2 - 5 years	5 years
Liabilities
Trade accounts payable	6,347,954	6,347,954	6,347,954
Loans, financing and debentures	74,532,331	101,685,556	9,107,311	12,248,908	29,960,769	50,368,568
Lease liabilities	6,195,984	10,891,670	1,113,507	1,959,036	1,774,219	6,044,908
Liabilities for asset acquisitions and subsidiaries	280,864	313,645	98,899	94,575	89,293	30,878
Derivative financial instruments	2,218,716	3,125,242	527,889	827,564	1,740,146	29,643
Dividends payable	2,678	2,678	2,678
Other liabilities	137,148	137,148	52,585	84,563
	89,715,675	122,503,893	17,250,823	15,214,646	33,564,427	56,473,997

	December 31,
	2022
	Book	Future	Up to 1	1 - 2		More than
	value	value	year	years	2 - 5 years	5 years
Liabilities
Trade accounts payable	6,206,570	6,206,570	6,206,570
Loans, financing and debentures	74,574,591	105,341,912	6,823,274	7,899,772	39,476,527	51,142,339
Lease liabilities	6,182,530	11,053,487	1,050,947	992,379	2,668,855	6,341,305
Liabilities for asset acquisitions and subsidiaries	2,062,322	2,203,302	1,986,633	99,331	57,421	59,917
Derivative financial instruments	4,846,795	6,515,262	728,070	1,341,108	4,299,970	146,114
Dividends payable	5,094	5,094	5,094
Other liabilities	147,920	147,920	61,500	86,420
	94,025,822	131,473,547	16,862,088	10,419,010	46,502,773	57,689,675

Schedule of net exposure of assets and liabilities in foreign currency

The assets and liabilities that are exposed to foreign currency, substantially in U.S. Dollars, are set forth below:

	June 30,	December 31,
	2023	2022
Assets
Cash and cash equivalents	11,248,274	8,039,218
Marketable securities	4,826,627	4,510,652
Trade accounts receivable	4,845,044	7,612,768
Derivative financial instruments	4,202,786	3,393,785
	25,122,731	23,556,423
Liabilities
Trade accounts payable	(2,028,936)	(2,030,806)
Loans and financing	(60,176,982)	(61,216,140)
Liabilities for asset acquisitions and subsidiaries	(186,058)	(2,053,259)
Derivative financial instruments	(2,136,399)	(4,698,323)
	(64,528,375)	(69,998,528)
	(39,405,644)	(46,442,105)

Schedule of derivatives by type of contract

The positions of outstanding derivatives are set forth below:

	Notional value, net in U.S.$		Fair value
	June 30,	December 31,	June 30,	December 31,
	2023	2022	2023	2022
Instruments as part of protection strategy
Operational hedges
ZCC	4,815,050	6,866,800	3,201,865	1,596,089
NDF (R$ x US$)	243,100	248,100	159,434	(2,474)
NDF (€ x US$)	399,328	544,702	140,411	161,055

Debt hedges
Swap LIBOR to Fixed (US$)	3,143,877	3,200,179	927,104	1,052,546
Swap IPCA to CDI (notional in Brazilian Reais)	2,130,618	1,741,787	245,159	278,945
Swap IPCA to Fixed (US$)		121,003		(29,910)
Swap CDI x Fixed (US$)	1,265,004	1,863,534	(1,262,085)	(2,566,110)
Pre-fixed Swap to US$ (US$)	350,000	350,000	(360,856)	(503,605)

Commodity Hedge
Swap US-CPI (US$) (1)	130,810	124,960	187,618	40,418
Swap VLSFO/Brent	128,307		22,421
			3,261,071	26,954

Current assets			3,747,881	3,048,493
Non-current assets			1,731,906	1,825,256
Current liabilities			(483,512)	(667,681)
Non-current liabilities			(1,735,204)	(4,179,114)
			3,261,071	26,954

(1)	The embedded derivative refers to a swap contract for the sale of price variations in United States Dollars and US-CPI within the term of a forest partnership with a standing wood supply contract.

Schedule of maturity analysis for derivatives

	June 30,	December 31,
	2023	2022
2023	2,413,838	2,380,812
2024	1,785,080	297,156
2025	(477,814)	(1,225,193)
2026 onwards	(460,033)	(1,425,821)
	3,261,071	26,954

Schedule of long and short positions of outstanding derivatives

The outstanding derivatives positions are set forth below:

	Notional value			Fair value
		June 30,	December 31,	June 30,	December 31,
	Currency	2023	2022	2023	2022
Debt hedges
Assets
Swap CDI to Fixed (US$)	R$	4,623,091	7,081,545	368,657	617,835
Swap Pre-Fixed to US$	R$	1,317,226	1,317,226		45,329
Swap LIBOR to Fixed (US$)	US$	3,143,877	3,200,000	927,104	1,052,546
Swap IPCA to CDI	IPCA	2,294,552	2,041,327	325,275	427,417
Swap IPCA to US$	IPCA		610,960
				1,621,036	2,143,127
Liabilities
Swap CDI to Fixed (US$)	US$	1,265,000	1,863,534	(1,630,742)	(3,183,945)
Swap Pre-Fixed to US$	US$	350,000	350,000	(360,856)	(548,934)
Swap LIBOR to Fixed (US$)	US$	3,143,877	3,200,000
Swap IPCA to CDI	R$	2,130,618	1,741,787	(80,116)	(148,472)
Swap IPCA to US$	US$		121,003		(29,910)
				(2,071,714)	(3,911,261)
				(450,678)	(1,768,134)
Operational hedge
Zero cost collar (US$ x R$)	US$	4,815,050	6,866,800	3,201,865	1,596,089
NDF (R$ x US$)	US$	243,100	248,100	159,434	(2,474)
NDF (€ x US$)	US$	399,328	544,702	140,411	161,055
				3,501,710	1,754,670
Commodity hedge
Swap US-CPI (standing wood) (1)	US$	130,810	124,960	187,618	40,418
Swap VLSFO/Brent	US$	128,307		22,421
				210,039	40,418
				3,261,071	26,954

(1)	The embedded derivative refers to the swap contracts for selling price variations in US$ and the US-CPI in forest partnership with a standing wood supply contract.

Schedule of fair value settled derivatives

The settled derivatives positions are set forth below:

	June 30,	December 31,
	2023	2022
Operational hedge
Zero cost collar (R$ x US$)	1,445,973	718,618
NDF (R$ x US$)	18,538	8,301
NDF (€ x US$)	50,679	7,113
	1,515,190	734,032

Commodity hedge	8,853
Swap VLSFO/other	8,853

Debt hedge
Swap CDI to Fixed (US$)	(283,888)	(261,570)
Swap IPCA to CDI (Brazilian Reais)	158,092	(5,180)
Swap IPCA to Fixed (US$)	(3,945)	171
Swap Pre-Fixed to US$	52,746	54,128
Swap LIBOR to Fixed (US$)	217,852	(239,356)
	140,857	(451,807)
	1,664,900	282,225

Schedule of fair value hierarchy

	June 30,
	2023
	Level 2	Level 3	Total
Assets
At fair value through profit or loss
Derivative financial instruments	5,479,787		5,479,787
Marketable securities	8,354,870		8,354,870
	13,834,657		13,834,657

At fair value through other comprehensive income
Other investments - CelluForce		23,541	23,541
		23,541	23,541

Biological assets		16,914,120	16,914,120
		16,914,120	16,914,120
Total assets	13,834,657	16,937,661	30,772,318

Liabilities
At fair value through profit or loss
Derivative financial instruments	2,218,716		2,218,716
	2,218,716		2,218,716
Total liabilities	2,218,716		2,218,716

	December 31,
	2022
	Level 2	Level 3	Total
Assets
At fair value through profit or loss
Derivative financial instruments	4,873,749		4,873,749
Marketable securities	7,965,742		7,965,742
	12,839,491		12,839,491

At fair value through other comprehensive income
Other investments - CelluForce		24,917	24,917
		24,917	24,917

Biological assets		14,632,186	14,632,186
		14,632,186	14,632,186
Total assets	12,839,491	14,657,103	27,496,594

Liabilities
At fair value through profit or loss
Derivative financial instruments	4,846,795		4,846,795
	4,846,795		4,846,795
Total liabilities	4,846,795		4,846,795

Currency Risk | Financial instruments, excluding derivatives
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Summary of sensitivity analysis

The following table set forth the potential impacts at their absolute amounts:

	June 30,
	2023
	Effect on profit or loss
	Probable	Possible	Remote
	(base value)	(25%)	(50%)
Cash and cash equivalents	11,248,274	2,812,069	5,624,137
Marketable securities	4,826,627	1,206,657	2,413,314
Trade accounts receivable	4,845,044	1,211,261	2,422,522
Trade accounts payable	(2,028,936)	(507,234)	(1,014,468)
Loans and financing	(60,176,982)	(15,044,246)	(30,088,491)
Liabilities for asset acquisitions and subsidiaries	(186,058)	(46,515)	(93,029)

Currency Risk | Derivative financial instruments
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Summary of sensitivity analysis

The following table set out the possible impacts assuming these scenarios:

	June 30,
	2023
	Effect on profit or loss
	Probable	Possible	Remote
	(base value)	25%	50%
Dollar/Real
Derivative financial instruments
Derivative options	3,201,865	(3,777,232)	(7,621,974)
Derivative swaps	(450,678)	(1,728,220)	(3,442,041)
Derivative Non-Deliverable Forward (‘NDF’) Contracts	159,434	(286,048)	(572,176)
Embedded derivatives	187,618	(85,533)	(171,067)
NDF parity derivatives (1)	140,411	(47,180)	(84,699)
Commodity Derivatives	22,421	(5,607)	(11,212)

Dollar/Euro
Derivative financial instruments
NDF parity derivatives (1)	140,411	(562,869)	(1,125,812)

(1)Long positions at US$/EUR parity in order to protect the Capex cash flow of the Cerrado Project against the appreciation of the Euro.

Interest rate risk | Financial instruments, excluding derivatives
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Summary of sensitivity analysis

The following table set forth the possible impacts assuming these scenarios in absolute amounts:

	June 30,
	2023
	Effect on profit or loss
		Possible	Remote
	Probable	(25%)	(50%)
CDI/SELIC
Cash and cash equivalents	560,985	19,144	38,287
Marketable securities	3,528,243	120,401	240,803
Loans and financing	8,125,522	277,283	554,567
TJLP
Loans and financing	277,763	5,055	10,111
LIBOR
Loans and financing	15,645,428	216,902	433,803
SOFR
Loans and financing	3,115,211	41,030	82,060

Interest rate risk | Derivative financial instruments
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Summary of sensitivity analysis

The following table sets out the possible impacts of these assumed scenarios:

	June 30,
	2023
	Effect on profit or loss
		Probable	Remote
	Probable	25%	50%
CDI
Derivative financial instruments
Liabilities
Derivative options	3,201,865	(388,599)	(747,669)
Derivative swaps	(450,678)	(5,108)	(11,749)
LIBOR
Derivative financial instruments
Liabilities
Derivative swaps	(450,678)	260,364	520,442

U.S. Consumer Price Index
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Summary of sensitivity analysis

The following table sets out the possible impacts, assuming these scenarios in absolute amounts:

	June 30,
	2023
	Effect on profit or loss
	Probable	Possible	Remote
	(base value)	(25%)	(50%)
Embedded derivative in a commitment to purchase standing wood, originating from a forest partnership agreement	187,618	(31,171)	(64,295)